FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Narrative (Details) - Interest rate swap contract $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2020 USD ($) derivative	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Apr. 30, 2020 USD ($)	Feb. 28, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal amount		400,000
Gain (loss) on derivatives		$ (1,400)	$ 9,800
Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		14,900		$ 24,400
Derivative financial liabilities		$ 0		$ 0
$150m borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount					150,000	150,000
Number of derivatives entered into | derivative	2
$250m Borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount	250,000				100,000
Number of derivatives entered into | derivative	3